Loans, Impaired Loans, and Allowance For Credit Losses - Summary of Gross Carrying Amounts of Loans and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Jul. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through other comprehensive income	$ 116,700	$ 130,600
Customers' liability under acceptances	15,219	17,267
Total loans	696,757	669,954
Allowance for loan losses	3,769	3,549
Acquired credit-impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	340	453
Allowance for loan losses	14	18
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	178,222	172,079
Allowance for loan losses	1,174	1,103
Consumer instalment and other personal [member] | Canadian Government Insured [member] | Real estate secured personal lending [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	13,000	14,000
Loans [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through other comprehensive income	2,000	3,000
Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	554,179	535,585
Business and government and Residential Mortgage [member] | Insured [member] | Mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	90,000	95,000
Business and government and Residential Mortgage [member] | Impaired loans [member] | With no allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	163	124
Retail exposures [member] | Off-balance sheet credit risks [member] | Personal lines of credit and credit card lines cancellable and bank's discretion [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	308,000	302,000
Non retail exposures [member] | Off-balance sheet credit risks [member] | Undrawn component of uncommitted credit and liquidity commitments [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	39,000	37,000
Business and government and Residential Mortgage [member]
Disclosure of detailed information about financial instruments [line items]
Trading loans at fair value	12,000	11,000
Non-trading loans at fair value	$ 2,000	$ 1,000